LEASES (Details - Finance lease info) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finance lease liabilities
Current portion	$ 29	$ 29
Non-current portion	72	101
Total finance lease liabilities	101	130
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Motor vehicle	239	239
Accumulated depreciation	(48)	(24)
Motor vehicle, net	$ 191	$ 215